UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:    Icahn Management LP
Address: 100 South Bedford Rd.
         Mt. Kisco, NY 10549

Form 13F File Number:  28-11143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner
Edward E. Mattner                   New York, New York                 11/11/05
[Signature]                            [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $1,185,761
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name














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



                                                    Form 13F Information Table
                                          Name of Reporting Manager: Icahn Management LP


    COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7             COLUMN 8
                                                                                                            Voting Authority
                    TITLE OF                 VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER
NAME OF ISSUER       CLASS       CUSIP      (x$1000)   PRN AMT   PRN   CALL   DISCRETION     MANAGER       SOLE   SHARED   NONE


ADVENTRX PHARM INC     COM     00764X103    11,762    3,459,459   SH            Sole          n/a       3,459,459

BLOCKBUSTER INC        CL A    093679108    43,640    9,187,280   SH            Sole          n/a       9,187,280

BLOCKBUSTER INC        CL B    093679207    19,949    4,452,905   SH            Sole          n/a       4,452,905

FAIRMONT HOTELS INC    COM     305204109    73,628    2,203,100   SH            Sole          n/a       2,203,100

KERR MCGEE CORP        COM     492386107   473,799    4,878,990   SH            Sole          n/a       4,878,990

LEXAR MEDIA CORP       COM     52886P104    15,624    2,441,300   SH            Sole          n/a       2,441,300

MORGAN STANLEY         CALL    617446908    13,000        8,900   SH   CALL     Sole          n/a           8,900

PIONEER NAT RES CO     COM     723787107    40,825      743,350   SH            Sole          n/a         743,350

TELIK INC              COM     87959M109    17,437    1,065,817   SH            Sole          n/a       1,065,817

TEMPLE INLAND INC      COM     879868107   163,339    3,998,505   SH            Sole          n/a       3,998,505

TIME WARNER INC        COM     887317105    91,510    5,053,000   SH            Sole          n/a       5,053,000

TIME WARNER INC        CALL    887317905   118,281      143,719   SH   CALL     Sole          n/a         143,719

TRANSKARYOTIC          COM     893735100    53,502    1,445,996   SH            Sole          n/a       1,445,996
THERAPIES

UNUMPROVIDENT CORP     COM     91529Y106    38,898    1,897,440   SH            Sole          n/a       1,897,440

WALTER INDUSTRIES      COM     93317Q105    10,567      216,000   SH            Sole          n/a         216,000

                                   Total:1,185,761

